Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2019	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	768,706	239,017	—	—	1,007,723	—	239,017	—
Trade accounts and other receivables	3,343,873	—	—	77,473	3,421,346	—	—	—
Accounts receivable from related parties	159,196	—	—	—	159,196	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	107	107	—	107	—
Derivatives - not designated as hedging instruments	—	2,406	—	—	2,406	—	2,406	—
Equity investments	—	186,273	50,975	—	237,248	13,110	41,084	183,054
Debt securities	—	107,988	261,833	—	369,821	365,170	4,651	—
Other financial assets	141,355	—	—	111,649	253,004	—	—	—
Other current and non-current assets	141,355	296,667	312,808	111,756	862,586	—	—	—
Financial assets	4,413,130	535,684	312,808	189,229	5,450,851	—	—	—

Accounts payable	716,526	—	—	—	716,526	—	—	—
Accounts payable to related parties	118,663	—	—	—	118,663	—	—	—
Short-term debt and short-term debt from related parties	1,171,853	—	—	—	1,171,853	—	—	—
Long-term debt	7,905,557	—	—	—	7,905,557	5,555,475	2,537,932	—
Long-term lease liabilities and long-term lease liabilities from related parties	—	—	—	4,705,038	4,705,038	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,534	2,534	—	2,534	—
Derivatives - not designated as hedging instruments	—	10,762	—	—	10,762	—	10,762	—
Variable payments outstanding for acquisitions	—	89,677	—	—	89,677	—	—	89,677
Noncontrolling interest subject to put provisions	—	—	—	934,425	934,425	—	—	934,425
Other financial liabilities	1,414,464	—	—	—	1,414,464	—	—	—
Other current and non-current liabilities	1,414,464	100,439	—	936,959	2,451,862	—	—	—
Financial liabilities	11,327,063	100,439	—	5,641,997	17,069,499	—	—	—
(1)	Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2018	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	831,885	1,313,747	—	—	2,145,632	—	1,313,747	—
Trade accounts and other receivables	3,182,052	—	—	49,448	3,231,500	—	—	—
Accounts receivable from related parties	198,868	—	—	—	198,868	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,492	1,492	—	1,492	—
Derivatives - not designated as hedging instruments	—	18,222	—	—	18,222	—	18,222	—
Equity investments	—	106,350	34,377	—	140,727	13,869	126,858	—
Debt securities	—	83,213	250,822	—	334,035	329,821	4,214	—
Other financial assets	144,838	—	—	107,125	251,963	—	—	—
Other current and non-current assets	144,838	207,785	285,199	108,617	746,439	—	—	—
Financial assets	4,357,643	1,521,532	285,199	158,065	6,322,439	—	—	—

Accounts payable	641,271	—	—	—	641,271	—	—	—
Accounts payable to related parties	153,781	—	—	—	153,781	—	—	—
Short-term debt and short-term debt from related parties	1,394,194	—	—	—	1,394,194	—	—	—
Long-term debt and capital lease obligations	6,115,890	—	—	36,144	6,152,034	4,227,684	2,022,057	—
Derivatives - cash flow hedging instruments	—	—	—	1,125	1,125	—	1,125	—
Derivatives - not designated as hedging instruments	—	18,911	—	—	18,911	—	18,911	—
Variable payments outstanding for acquisitions	—	172,278	—	—	172,278	—	—	172,278
Noncontrolling interest subject to put provisions	—	—	—	818,871	818,871	—	—	818,871
Other financial liabilities	1,467,767	—	—	—	1,467,767	—	—	—
Other current and non-current liabilities	1,467,767	191,189	—	819,996	2,478,952	—	—	—
Financial liabilities	9,772,903	191,189	—	856,140	10,820,232	—	—	—
(1)	Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2019			2018		2017
		Variable		Variable		Variable
		payments	Noncontrolling	payments	Noncontrolling	payments	Noncontrolling
	Equity	outstanding for	interests subject	outstanding for	interests subject	outstanding for	interests subject
	investments	acquisitions	to put provisions	acquisitions	to put provisions	acquisitions	to put provisions

Beginning balance at January 1,	—	172,278	818,871	205,792	830,773	223,504	1,007,733
Transfer from Level 2	186,427	—	—	—	—	—	—
Increase	2,233	4,828	109,109	19,051	53,731	21,128	85,322
Decrease	—	(43,941)	(20,269)	(15,734)	(50,706)	(32,764)	(121,057)
(Gain) loss recognized in profit or loss	128	(41,537)	154,436	(36,327)	142,279	(2,685)	160,916
(Gain) loss recognized in equity	—	—	13,701	—	(50,612)	—	(20,012)
Dividends	—	—	(153,614)	—	(139,742)	—	(164,404)
Foreign currency translation and other changes	(5,734)	(1,951)	12,191	(504)	33,148	(3,391)	(117,725)
Ending balance at December 31,	183,054	89,677	934,425	172,278	818,871	205,792	830,773

Schedule of average hedging rate and the nominal amount of the foreign exchange forward contracts	Significant currency pairs in € THOUS

	Nominal	Average
	amount	hedging rate

EUR/AUD	168,395	1.6314
EUR/USD	122,305	1.1373
EUR/GBP	49,308	0.8798

Schedule of derivative financial instruments valuation

Derivative financial instruments valuation

in € THOUS

	2019		2018
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	107	(2,484)	1,434	(711)
Interest rate contracts	—	—	—	(414)

Non-current
Foreign exchange contracts	—	(50)	58	—
Derivatives in cash flow hedging relationships	107	(2,534)	1,492	(1,125)

Current
Foreign exchange contracts	2,406	(10,762)	6,402	(7,091)

Non-current
Derivatives embedded in the Convertible Bonds	—	—	—	(11,820)
Share Options to secure the Convertible Bonds	—	—	11,820	—
Derivatives not designated as hedging instruments	2,406	(10,762)	18,222	(18,911)

Schedule of effect of derivatives in cash flow hedging on the consolidated financial statements

The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € THOUS

	Fair value gain	Fair value gain
	(loss) recognized in	(loss) recognized in		Amount	Amount
	AOCI on hedging	AOCI on hedging	Location of	reclassified	reclassified
	instrument (hedge	instrument (cost of	reclassified	from hedge	from cost of
	reserve)	hedging)	amounts from AOCI	reserve	hedging
For the year ended December 31, 2019
Interest rate contracts	(12,807)	—	Interest income/expense	2,753	—
Foreign exchange contracts	(3,189)	(1,473)	thereof:
			Revenue	1,331	1,480
			Costs of revenue	2,509	(1,913)
			Inventories	(269)	(55)
Total	(15,996)	(1,473)		6,324	(488)

For the year ended December 31, 2018
Interest rate contracts	(105)	—	Interest income/expense	22,249	—
Foreign exchange contracts	5,029	(2,244)	thereof:
			Revenue	(423)	132
			Costs of revenue	(1,839)	799
			Inventories	(17)	(21)
Total	4,924	(2,244)		19,970	910

Schedule of effect of derivatives not in hedging on the consolidated financial statements

The effect of derivatives not designated as hedging instruments on the consolidated financial statements in € THOUS

		Amount of (gain) loss recognized in
	Location of (gain) loss recognized in	income on derivatives
	income on derivatives	for the year ended, December 31,
		2019	2018

Foreign exchange contracts	Selling, general and administrative expenses	7,686	(12,841)
Foreign exchange contracts	Interest income/expense	16,491	14,809
Derivatives embedded in the Convertible Bonds	Interest income/expense	(11,820)	(90,614)
Share Options to secure the Convertible Bonds	Interest income/expense	11,820	90,614
Derivatives not designated as hedging instruments		24,177	1,968

Schedule of expected timing for cash flows related to derivative financial instruments

Cash Flow from derivative financial instruments

in € THOUS

	Expected in period of

	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2019
Designated as hedging instrument	(2,377)	(50)	—	—
Not designated as hedging instrument	(8,356)	—	—	—

2018
Designated as hedging instrument	87	58	—	—
Not designated as hedging instrument	(689)	—	—	—

Schedule of non-discounted payments agreed by contract

Payments agreed by contracts

in € THOUS

	Payments due by period of

	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2019
Accounts payable	716,526	—	—	—
Accounts payable to related parties	118,663	—	—	—
Other current financial liabilities	1,414,464	—	—	—
Short-term debt(1)	1,171,853	—	—	—
Amended 2012 Credit Agreement(2)	577,115	1,424,798	—	—
Bonds and Convertible Bonds	1,004,042	1,686,586	1,109,894	2,166,434
Accounts Receivable Facility(2)	7,518	387,468	—	—
Other long-term debt	68,078	66,531	74,131	49,467
Long-term lease liabilities(1)	789,145	1,479,119	1,112,401	2,190,926
Variable payments outstanding for acquisitions	34,253	26,710	26,325	9,503
Noncontrolling interests subject to put provisions	603,132	114,950	136,163	121,021
Letters of credit	21,893	—	—	—
Derivative financial instruments - in cash flow hedging relationships	2,484	50	—	—
Derivative financial instruments - not designated as hedging instrument	10,762	—	—	—

2018
Accounts payable	641,271	1	—	—
Accounts payable to related parties	153,781	—	—	—
Other current financial liabilities	1,467,766	—	—	—
Short-term debt (1)	1,394,194	—	—	—
Amended 2012 Credit Agreement(2)	178,170	740,024	1,126,183	—
Bonds and Convertible Bonds	1,132,032	1,917,239	677,500	880,939
Accounts Receivable Facility(2)	—	—	—	—
Other long-term debt and capital lease obligations(2)	26,519	68,976	19,796	63,734
Variable payments outstanding for acquisitions	57,217	69,918	33,221	30,576
Noncontrolling interests subject to put provisions	494,576	183,396	66,324	107,857
Letters of credit	12,413	12,322	—	—
Derivative financial instruments - in cash flow hedging relationships	1,347	—	—	—
Derivative financial instruments - not designated as hedging instrument	7,091	11,820	—	—
(1)	Includes amounts from related parties.
(2)	Future interest payments for financial liabilities with variable interest rates were calculated using the latest interest rates fixed prior to December 31, 2019 and 2018.